Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Fair Value Disclosures [Abstract]
Schedule Of Financial Assets And Liabilities That Are Measured At Fair Value On Recurring Basis

The following table presents information about our financial assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilize to determine such fair value as of September 30, 2013 and June 30, 2013:

	As of September 30, 2013
(in millions)	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash Equivalents	$1,493	$1,493	$—	$—
Other Investments	21	17	4	—
Interest Rate Swap Agreements	41	—	41	—
Foreign Currency Forward Contracts	—	—	—	—

Total Financial Assets	$1,555	$1,510	$45	$—

Financial Liabilities:
Contingent Consideration	$5	$—	$—	$5
Foreign Currency Forward Contracts	—	—	—	—

Total Financial Liabilities	$5	$—	$—	$5

	As of June 30, 2013
(in millions)	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash Equivalents	$1,552	$1,552	$—	$—
Other Investments	19	19	—	—
Interest Rate Swap Agreements	34	—	34	—
Foreign Currency Forward Contracts	—	—	—	—

Total Financial Assets	$1,605	$1,571	$34	$—

Financial Liabilities:
Contingent Consideration	$5	$—	$—	$5
Foreign Currency Forward Contracts	—	—	—	—

Total Financial Liabilities	$5	$—	$—	$5

The following table presents information about our financial assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilize to determine such fair value at June 30, 2013:

(in millions)	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash Equivalents	$1,552	$1,552	$—	$—
Other Investments	19	19	—	—
Assets-Foreign Currency Forward Contracts	—	—	—	—
Assets-Interest Rate Swap Agreements	34	—	34	—

Total Financial Assets	$1,605	$1,571	$34	$—

Financial Liabilities:
Liabilities-Foreign Currency Forward Contracts	$—	$—	$—	$—

Total Financial Liabilities	$—	$—	$—	$—

Changes in Liabilities Classified as Contingent Consideration

The following table summarizes the changes in liabilities classified as contingent consideration:

(in millions)	Total
Future Gross Expected Payments at June 30, 2013	$13

Carrying Value at June 30, 2013	$5
Acquisition Date Fair Value of Contingent Consideration	—
Change in Fair Value Included in Expense	—
Payments	—

Carrying Value at September 30, 2013	$5

Future Gross Expected Payments at September 30, 2013	$13